Organization and Principal Activities	12 Months Ended
Dec. 31, 2017
Organization and Principal Activities
Organization and Principal Activities

1. Organization and Principal Activities

Jupai Holdings Limited (the ‘‘Company’’), formerly Jupai Investment Group, was incorporated on August 13, 2012 in the Cayman Islands. The Company, through its subsidiaries and consolidated variable interest entity, Shanghai Jupai Investment Group Co., Ltd. (‘‘Shanghai Jupai’’ or ‘‘the VIE’’) and the VIE’s subsidiaries (collectively, the ‘‘Group’’), provides wealth management and asset management services to the high net worth individuals in the People’s Republic of China (‘‘PRC’’). The Group began offering services in 2010 through Shanghai Jupai, which was founded in the PRC on July 28, 2010 by Mr. Tianxiang Hu who holds more than 50% of voting interests since establishment.

In July 2015, the Company completed its initial public offering (“IPO”) on NYSE and acquisition of E-House Investment and Rechon Capital Limited’s 100% equity interest in Scepter Pacific Limited (“Scepter”), a holding company incorporated in BVI. Scepter provides asset management services in China through a consolidated VIE, Shanghai E-Cheng Asset Management Co. Ltd. (“Shanghai E-Cheng”) in PRC (see Note 2).

In January 2016, the Group issued to Julius Baer Investment Ltd. (“Julius Baer”) and SINA Hong Kong Limited (“SINA”) 9,591,000 and 2,880,000 ordinary shares, respectively, representing approximately 4.99% and 1.5% of the Group’s total outstanding share capital, respectively, at $1.83 per share, in a private placement. The aggregate transaction value of this private placement was approximately $22.9 million.

The Company’s significant subsidiaries as of December 31, 2017 include the following:

	Date of Incorporation/Acquisition	Place of Incorporation	Percentage of Ownership
Shanghai Juxiang Investment Management Consulting Co., Ltd. (“Shanghai Juxiang”)	July16, 2013	PRC	100%
Baoyi Investment Consulting (Shanghai) Co., Ltd (“Shanghai Baoyi”)	July 16, 2015	PRC	100%
Jupai HongKong Investment Limited(“Jupai Hong Kong”)	August 21, 2012	Hong Kong	100%
Shanghai Baoyixuan Investment Center (Limited Partnership) (“Baoyixuan”)	December 24, 2015	PRC	100%

Shanghai Jupai’s significant subsidiaries as of December 31, 2017 include the following:

	Date of Incorporation/acquisition	Place of Incorporation	Percentage of Ownership

Juzhou Asset Management (Shanghai) Co., Ltd. (“Juzhou”)	May 17, 2013	PRC	85%
Shanghai Jupeng Asset Management Co., Ltd. (“Jupeng”)	June 8, 2015	PRC	85%

Shanghai E-Cheng’s significant subsidiaries as of December 31, 2017 include the following:

	Date of Acquisition	Place of Incorporation	Percentage of Ownership
Shanghai Yidezhen Equity Investment Center (“Yidezhen”)	July 16, 2015	PRC	100%

During 2017, the Group re-organized the ownership structure of Jupeng and changed the percentage of direct ownership to 85%.